Supplemental Financial Information	12 Months Ended
Apr. 30, 2026
Disclosure of detailed information about supplemental cash flow information [Abstract]
Supplemental Financial Information [Text Block]

16. Supplemental Financial Information

The following table summarizes changes in working capital items in operating activities:

	April 30, 2026	April 30, 2025
	$	$
Accounts payable and accrued liabilities	1,130	10
Due to related parties	201	(542)
Value-added tax receivable	(7,259)	4,388
Other receivables	(857)	(173)
Prepaid expenses	657	(62)
Income taxes paid	(326)	-
	(6,454)	3,621

The following table summarizes changes in non-cash items in financing activities:

	April 30, 2026	April 30, 2025
	$	$
Shares issued pursuant to property acquisition	9,045	2,823
Shares to be issued pursuant to property acquisition	3,141	5,159
Shares issued for options/warrants/RSUs/DSUs/PRSUs	10,877	27,708

The components of Finance costs are as follows:

	April 30, 2026	April 30, 2025
	$	$
Accretion expense (Note 11)	4,399	-
Convertible notes interest expense (Note 11)	6,545	-
Fair value changes:
Derivative Liabilities (Note 11)	(4,175)	-
Capped Call Derivative Options (Note 11)	20,455	-
Finance costs	27,224	-

The components of Accounts payable and accrued liabilities are as follows:

	April 30, 2026	April 30, 2025
	$	$
Trade accounts payable	(2,512)	(2,247)
Accrued liabilities	(3,642)	(932)
Accounts payable and accrued liabilities	(6,154)	(3,179)